Confirming payables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Confirming payables
Suppliers payment term (in days)	90 days
Extended supplier payment terms (in days)	180 days
Confirming payable	$ 70,411	$ 111,024